Taxes (Details) - Schedule of Loss before Income Taxes and the Actual Provision of Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Loss before Income Taxes and the Actual Provision of Income Taxes [Abstract]
Loss before income taxes	$ (6,020,972)	$ (5,827,150)
Mainland China EIT rate	25.00%	25.00%
Income taxes computed at statutory EIT rate	$ (1,505,243)	$ (1,456,788)
Reconciling items:
Effect of tax holiday and preferential tax rate	353,097	488,537
Effect of tax rates in foreign jurisdictions	143,280	181,141
Effect of changes in tax rate	2,117,881
Effect of true up on net operating loss in the tax returns	694,422
Change in valuation allowance	(1,810,084)	448,734
Effect of non-deductible expense	1,993	1,390
Effect of share-based compensation	151,936	337,145
Super deduction of qualified R&D expenditures	(128,019)
Income tax expense	$ 19,263	$ 159
Effective tax rate	(0.32%)	0.00%